Earnings / (Loss) per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings / (Loss) per Share [Abstract]
Payment of dividends to Series B and Series C preferred stockholders	$ 941
Payment of dividends to common stockholders		$ 0	$ 502
Antidilutive securities excluded from computation of diluted loss per share (in shares)	0	0	0
Basic Earnings / (Loss) per Share [Abstract]
Net income/ (loss) from continuing operations	$ 36,300	$ (10,106)	$ 2,295
Gain from repurchase of preferred shares	0	0	1,500
Income allocated to participating securities	(6)	0	(87)
Deemed dividends on Series B preferred stock upon exchange of common stock	(9,271)	0	0
Deemed dividends on Series C preferred stock upon exchange of Series B preferred stock and re-acquisition of loan due to a related party	(6,944)	0	0
Deemed dividend to the Series C preferred stockholders due to triggering of a down-round feature	(5,930)	0	0
Deemed dividend to the July and August warrants' holders due to triggering of a down-round feature	(1,116)	0	0
Dividends on preferred stock	(1,030)	0	0
Net income / (loss) attributable to common stockholders from continuing operations	12,003	(10,106)	3,708
Net income from discontinued operations	0	400	1,482
Total net income /(loss) attributable to common stockholders	$ 12,003	$ (9,706)	$ 5,190
Weighted average number of common shares, basic (in shares)	1,850,072	335,086	325,031
Earnings / (Loss) per common share, continuing operations (in dollars per share)	$ 6.49	$ (30.16)	$ 11.41
Earnings per common share, discontinued operations (in dollars per share)	0	1.19	4.56
Earnings / (Loss) per common share, total (in dollars per share)	$ 6.49	$ (28.97)	$ 15.97
Diluted Earnings / (Loss) per Share [Abstract]
Net income/ (loss) from continuing operations	$ 36,300	$ (10,106)	$ 2,295
Gain from repurchase of preferred shares	0	0	1,500
Income allocated to participating securities	(2)	0	(87)
Deemed dividends on Series B preferred stock upon exchange of common stock	(9,271)	0	0
Deemed dividends on Series C preferred stock upon exchange of Series B preferred stock and re-acquisition of loan due to a related party	(6,944)	0	0
Deemed dividend to the Series C preferred stockholders due to triggering of a down-round feature	(5,930)	0	0
Deemed dividend to the July and August warrants' holders due to triggering of a down-round feature	(1,116)	0	0
Dividends on preferred stock	(1,030)	0	0
Net income / (loss) attributable to common stockholders from continuing operations	19,488	(10,106)	3,708
Net income from discontinued operations	0	400	1,482
Total net income / (loss) attributable to common stockholders	$ 19,488	$ (9,706)	$ 5,190
Weighted average number of common shares, basic (in shares)	1,850,072	335,086	325,031
Effect of dilutive shares (in shares)	4,597,638	0	4,673
Weighted average number of common shares, diluted (in shares)	6,447,710	335,086	329,704
Earnings / (Loss) per common share, continuing operations (in dollars per share)	$ 3.02	$ (30.16)	$ 11.25
Earnings per common share, discontinued operations (in dollars per share)	0	1.19	4.49
Earnings / (Loss) per common share, total (in dollars per share)	$ 3.02	$ (28.97)	$ 15.74
Series C Preferred Stock [Member]
Basic Earnings / (Loss) per Share [Abstract]
Deemed dividends on Series C preferred stock upon exchange of Series B preferred stock and re-acquisition of loan due to a related party	$ (6,944)
Deemed dividend to the Series C preferred stockholders due to triggering of a down-round feature	(5,930)
Dividends on preferred stock	(493)
Diluted Earnings / (Loss) per Share [Abstract]
Deemed dividends on Series C preferred stock upon exchange of Series B preferred stock and re-acquisition of loan due to a related party	(6,944)
Deemed dividend to the Series C preferred stockholders due to triggering of a down-round feature	(5,930)
Dividends on preferred stock	$ (493)